Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Schedule of total remaining unrecognized compensation costs and amortization period

	December 31, 2024	Weighted-Average Service Years
Stock options	$1	0.3
Restricted shares and time-vested restricted share units	68	1.3
Nonvested performance-based restricted share units	23	1.6

Summary of stock-based compensation
A summary of stock-based compensation is presented below:

Stock Options	Shares (in thousands)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	4,197	$128.80
Granted	—	—
Exercised	(1,107)	140.66
Forfeited or expired	(114)	120.46
Outstanding as of December 31, 2024	2,976	131.05	4.7	$12
Exercisable as of December 31, 2024	2,791	130.73	4.2	$11

Summary of nonvested restricted share units

	Time-Vested Restricted Share Units		Performance-Based Restricted Share Units
Other Stock-Based Awards	Shares (in thousands)	Weighted-Average Grant-Date Fair Value	Shares (in thousands)	Weighted-Average Grant-Date Fair Value
Nonvested as of January 1, 2024	1,205	$133.14	903	$130.36
Granted	925	135.31	655	136.41
Vested	(580)	137.70	(820)	131.82
Forfeited	(158)	138.40	(52)	137.97
Nonvested as of December 31, 2024	1,392	137.79	686	134.87